Schedule of Investments (unaudited)
October 31, 2024
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
Technology One Ltd.	1,637,387	$26,096,659
WiseTech Global Ltd.	367,707	28,231,870
		54,328,529
Austria — 0.4%
Verbund AG	175,337	14,439,739
Belgium — 1.0%
Argenx SE(a)	35,825	21,124,410
Melexis NV	175,630	11,470,119
		32,594,529
Canada — 2.3%
BlackBerry Ltd.(a)(b)	4,177,100	9,450,113
Boralex Inc., Class A	698,082	16,780,842
Brookfield Renewable Corp., Class A	594,199	18,192,770
CGI Inc.(a)	158,880	17,600,209
Northland Power Inc.	984,177	14,956,861
		76,980,795
China — 6.2%
Baidu Inc., Class A(a)	1,147,350	13,092,206
BYD Co. Ltd., Class A	588,300	24,220,738
China Longyuan Power Group Corp. Ltd., Class H	23,190,000	20,620,710
China Resources Power Holdings Co. Ltd.	8,604,000	20,696,901
Ganfeng Lithium Group Co. Ltd., Class A	2,795,842	13,334,064
Genscript Biotech Corp.(a)	6,392,000	9,777,038
Innovent Biologics Inc.(a)(c)	3,181,000	13,828,362
Li Auto Inc., Class A(a)	911,100	11,457,162
LONGi Green Energy Technology Co. Ltd., Class A	5,609,100	15,565,412
NIO Inc., Class A(a)	2,177,930	11,202,043
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	7,396,575	13,176,511
Tianqi Lithium Corp., Class A	2,114,200	10,635,240
Tongwei Co. Ltd., Class A	4,964,100	21,504,331
XPeng Inc., Class A(a)	2,003,900	11,322,598
		210,433,316
Denmark — 0.9%
Orsted A/S(a)(b)(c)	325,574	19,162,181
Vestas Wind Systems A/S(a)	595,183	11,342,597
		30,504,778
Finland — 0.8%
Nokia OYJ	5,424,471	25,668,704
France — 1.9%
Capgemini SE	80,818	14,020,371
Dassault Systemes SE	346,898	11,872,640
Sartorius Stedim Biotech	74,370	14,918,830
SOITEC(a)	96,272	7,623,492
STMicroelectronics NV	343,370	9,333,628
Worldline SA/France(a)(c)	962,986	6,826,094
		64,595,055
Germany — 2.7%
Infineon Technologies AG	415,625	13,143,988
Merck KGaA	108,543	17,944,899
Qiagen NV, NVS	388,078	16,446,151
SAP SE	103,965	24,274,256
Siemens AG, Registered	95,064	18,494,682
		90,303,976
Hong Kong — 0.5%
ASMPT Ltd.	1,658,800	17,982,785
Security	Shares	Value
India — 1.1%
Infosys Ltd.	933,119	$19,469,195
Tata Consultancy Services Ltd.	381,736	17,955,746
		37,424,941
Israel — 0.4%
Nice Ltd.(a)	83,513	14,511,158
Italy — 0.8%
Infrastrutture Wireless Italiane SpA(c)	1,333,072	15,030,082
Nexi SpA(a)(c)	2,062,146	13,034,397
		28,064,479
Japan — 5.0%
Daifuku Co. Ltd.	895,700	16,836,231
Daiichi Sankyo Co. Ltd.	575,100	18,718,479
Denso Corp.	1,056,200	15,001,730
FANUC Corp.	589,200	15,632,254
Harmonic Drive Systems Inc.	590,100	10,723,669
Murata Manufacturing Co. Ltd.	840,600	14,686,212
Nabtesco Corp.	890,700	14,437,992
Taiyo Yuden Co. Ltd.	674,800	11,802,077
TDK Corp.	1,816,000	21,347,612
Tokyo Electron Ltd.	104,100	15,318,622
Yaskawa Electric Corp.	455,200	13,045,797
		167,550,675
Netherlands — 2.0%
Adyen NV(a)(c)	13,259	20,255,230
ASM International NV	34,001	18,989,802
ASML Holding NV	23,652	15,920,895
BE Semiconductor Industries NV	117,870	12,546,804
		67,712,731
Norway — 0.5%
Nordic Semiconductor ASA(a)	1,700,450	16,899,095
Portugal — 0.3%
EDP Renovaveis SA	868,904	11,776,781
South Korea — 1.4%
Samsung Electro-Mechanics Co. Ltd.	145,078	12,335,259
Samsung SDI Co. Ltd.	50,002	11,723,715
SK Hynix Inc.	172,568	22,591,536
		46,650,510
Spain — 1.3%
Amadeus IT Group SA	238,129	17,262,747
Cellnex Telecom SA(c)	422,103	15,502,052
Corp. ACCIONA Energias Renovables SA	550,254	11,391,156
		44,155,955
Sweden — 1.4%
Swedish Orphan Biovitrum AB(a)	687,697	21,493,456
Telefonaktiebolaget LM Ericsson, Class B	2,954,491	24,770,769
		46,264,225
Switzerland — 0.5%
Novartis AG, Registered	169,887	18,433,801
Taiwan — 3.2%
Advantech Co. Ltd.	1,481,000	14,513,889
MediaTek Inc.	560,000	21,799,773
Taiwan Semiconductor Manufacturing Co. Ltd.	917,000	28,756,644
United Microelectronics Corp.	10,635,000	15,343,606
Win Semiconductors Corp.(a)	3,063,000	11,341,533
Yageo Corp.	1,052,650	17,903,904
		109,659,349

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom — 2.2%
AstraZeneca PLC	129,391	$18,411,509
GSK PLC	910,213	16,437,151
Ocado Group PLC(a)(b)	2,133,003	9,607,430
Sage Group PLC (The)	1,144,224	14,300,251
Wise PLC, Class A(a)	1,623,366	14,806,959
		73,563,300
United States — 60.5%
AbbVie Inc.	112,768	22,990,012
Accenture PLC, Class A	49,219	16,971,696
Advanced Micro Devices Inc.(a)(b)	141,308	20,358,244
Akamai Technologies Inc.(a)	144,206	14,576,342
Albemarle Corp.	139,537	13,218,340
Alnylam Pharmaceuticals Inc.(a)	94,315	25,143,436
Alphabet Inc., Class A	126,023	21,563,796
Amazon.com Inc.(a)	114,221	21,290,794
Analog Devices Inc.	91,419	20,396,493
Ansys Inc.(a)	58,541	18,757,122
Applied Materials Inc.	114,078	20,714,283
Aptiv PLC(a)	204,095	11,598,719
Arcadium Lithium PLC, NVS(a)	2,840,904	15,312,473
Arista Networks Inc.(a)	77,343	29,888,429
Atlassian Corp., Class A, NVS(a)	87,468	16,491,217
Autodesk Inc.(a)	75,188	21,338,354
Biogen Inc.(a)	70,584	12,281,616
BioMarin Pharmaceutical Inc.(a)(b)	175,310	11,551,176
Blackbaud Inc.(a)	199,841	15,089,994
Box Inc., Class A(a)	690,983	21,945,620
Bristol-Myers Squibb Co.	330,939	18,456,468
Broadcom Inc.	182,677	31,013,074
Cadence Design Systems Inc.(a)	64,064	17,689,352
Chart Industries Inc.(a)(b)	135,598	16,369,391
Cisco Systems Inc.	346,064	18,953,925
Cloudflare Inc., Class A(a)	215,329	18,886,507
Cogent Communications Holdings Inc.	246,153	19,758,701
Cognizant Technology Solutions Corp., Class A	235,046	17,532,081
Coinbase Global Inc., Class A(a)(b)	122,891	22,028,212
CRISPR Therapeutics AG(a)(b)	232,040	10,764,336
Crowdstrike Holdings Inc., Class A(a)	68,942	20,466,812
Crown Castle Inc.	140,980	15,153,940
Datadog Inc., Class A(a)	144,409	18,114,665
DocuSign Inc., Class A(a)	348,543	24,181,913
Dropbox Inc., Class A(a)	598,297	15,465,977
DuPont de Nemours Inc.	233,624	19,388,456
Dynatrace Inc.(a)	304,618	16,388,448
Elastic NV(a)	146,340	11,740,858
Eli Lilly & Co.	28,016	23,245,996
Enphase Energy Inc.(a)(b)	154,606	12,838,482
FactSet Research Systems Inc.	37,219	16,899,659
First Solar Inc.(a)(b)	113,570	22,087,094
Five9 Inc.(a)(b)	201,564	5,952,185
Fortinet Inc.(a)	318,489	25,052,345
Gen Digital Inc.	746,782	21,738,824
Guidewire Software Inc.(a)	168,303	31,348,117
Hewlett Packard Enterprise Co.	1,037,788	20,226,488
Hubbell Inc., Class B	54,407	23,233,421
HubSpot Inc.(a)	33,166	18,400,165
Illumina Inc.(a)(b)	144,816	20,873,778
Incyte Corp.(a)	297,822	22,074,567
Intel Corp.	399,980	8,607,570
International Business Machines Corp.	102,992	21,290,506
Intuitive Surgical Inc.(a)	53,205	26,806,807
Ionis Pharmaceuticals Inc.(a)(b)	330,539	12,689,392
Security	Shares	Value
United States (continued)
Jazz Pharmaceuticals PLC(a)(b)	135,715	$14,932,721
Keysight Technologies Inc.(a)	117,051	17,441,770
KLA Corp.	31,228	20,805,030
Lam Research Corp.	237,554	17,662,140
Manhattan Associates Inc.(a)(b)	73,320	19,309,555
MarketAxess Holdings Inc.	62,996	18,232,302
Marvell Technology Inc.	327,328	26,222,246
Merck & Co. Inc.	156,277	15,990,263
Mettler-Toledo International Inc.(a)	15,100	19,505,425
Microchip Technology Inc.	197,409	14,483,898
Micron Technology Inc.	225,607	22,481,738
Microsoft Corp.	44,764	18,189,851
Moderna Inc.(a)	204,650	11,124,774
MongoDB Inc., Class A(a)(b)	42,608	11,521,203
Monolithic Power Systems Inc.	29,934	22,728,886
NextEra Energy Inc.	273,675	21,688,744
Nvidia Corp.	361,871	48,041,994
NXP Semiconductors NV	80,675	18,918,287
Okta Inc.(a)	223,128	16,040,672
ON Semiconductor Corp.(a)	224,771	15,844,108
Palantir Technologies Inc., Class A(a)	963,636	40,048,712
Palo Alto Networks Inc.(a)	57,657	20,775,547
PTC Inc.(a)	102,678	19,029,314
Qorvo Inc.(a)	170,674	12,162,229
Qualcomm Inc.	127,019	20,674,883
Qualys Inc.(a)	89,550	10,677,942
Regeneron Pharmaceuticals Inc.(a)	19,752	16,556,126
Revvity Inc.(b)	182,118	21,597,374
Roper Technologies Inc.	30,838	16,582,518
Salesforce Inc.	66,262	19,306,759
SBA Communications Corp., Class A	65,637	15,061,722
Seagate Technology Holdings PLC	211,967	21,275,128
SEI Investments Co.	276,954	20,705,081
SentinelOne Inc., Class A(a)(b)	707,850	18,255,451
ServiceNow Inc.(a)	24,060	22,447,739
Skyworks Solutions Inc.	165,466	14,491,512
Snowflake Inc., Class A(a)	89,488	10,275,012
SoFi Technologies Inc.(a)	2,092,142	23,369,226
SolarEdge Technologies Inc.(a)(b)	204,629	3,490,971
Synopsys Inc.(a)	31,295	16,073,425
Teradyne Inc.	180,686	19,190,660
Tesla Inc.(a)	68,966	17,231,155
Texas Instruments Inc.	105,786	21,491,484
Toast Inc., Class A(a)	1,091,014	32,763,150
Tradeweb Markets Inc., Class A	178,093	22,617,811
Twilio Inc., Class A(a)	241,684	19,491,815
Tyler Technologies Inc.(a)	40,941	24,793,460
Varonis Systems Inc., Class B(a)(b)	379,126	19,096,577
Veeva Systems Inc., Class A(a)	92,536	19,324,293
Waters Corp.(a)(b)	57,018	18,423,086
Western Digital Corp.(a)	354,426	23,147,562
Zscaler Inc.(a)	83,410	15,079,694
		2,043,869,693
Total Common Stocks — 98.9% (Cost: $2,655,785,263)		3,344,368,899
Preferred Stocks
Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	324,908	12,449,657

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 0.4%
Sartorius AG, Preference Shares, NVS(b)	52,426	$13,581,263
Total Preferred Stocks — 0.8% (Cost: $37,593,605)		26,030,920
Total Long-Term Investments — 99.7% (Cost: $2,693,378,868)		3,370,399,819
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	107,429,852	107,505,053
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	3,620,000	3,620,000
Total Short-Term Securities — 3.3% (Cost: $111,045,998)		111,125,053
Total Investments — 103.0% (Cost: $2,804,424,866)		3,481,524,872
Liabilities in Excess of Other Assets — (3.0)%		(101,704,147)
Net Assets — 100.0%		$3,379,820,725

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,644,064	$—	$(5,173,188)(a)	$23,628	$10,549	$107,505,053	107,429,852	$121,602 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,840,000	—	(1,220,000)(a)	—	—	3,620,000	3,620,000	54,846	—
				$23,628	$10,549	$111,125,053		$176,448	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	15	12/20/24	$4,304	$35,800
Euro STOXX 50 Index	15	12/20/24	789	(5,638)
MSCI Emerging Markets Index	13	12/20/24	732	17,480
				$47,642

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Exponential Technologies ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,142,343,944	$1,202,024,955	$—	$3,344,368,899
Preferred Stocks	—	26,030,920	—	26,030,920
Short-Term Securities
Money Market Funds	111,125,053	—	—	111,125,053
	$2,253,468,997	$1,228,055,875	$—	$3,481,524,872
Derivative Financial Instruments(a)
Assets
Equity Contracts	$53,280	$—	$—	$53,280
Liabilities
Equity Contracts	—	(5,638)	—	(5,638)
	$53,280	$(5,638)	$—	$47,642

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor's